Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 2,783,786	$ 3,591,285	$ 2,237,865	$ 3,355,409